Deferred Expenses - Summary of Amounts Arising From Insurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of amounts arising from insurance contracts [abstract]
DPAC for insurance contracts and investment contracts with discretionary participation features	€ 11,777	€ 9,303
Deferred cost of reinsurance	651	766
Deferred transaction costs for investment management services	458	434
Deferred expenses	12,886	10,503
Current	719	683
Non-current	€ 12,167	€ 9,820